SUBSEQUENT EVENTS (Tables)	9 Months Ended
Sep. 30, 2023
Subsequent Events [Abstract]
SCHEDULE OF BUSINESS COMBINATION

Cash—Pono trust and working capital cash	$1,802,594
Cash—Subscription agreement made immediately before the closing	5,000,000
Less: transaction costs and advisory fees	5,206,763
Total funds from the Business Combination	$1,595,831